AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Principal Amount	Value
Municipal Bonds - 97.1%
Alabama - 0.7%
Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$8,126,876
Arizona - 1.3%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	5,040,000	5,345,092
Arizona Industrial Development Authority
5.000%, 02/01/32	1,450,000	1,552,843
5.000%, 02/01/35	1,700,000	1,771,223
5.000%, 02/01/36	1,800,000	1,871,713
5.000%, 02/01/37	1,905,000	1,959,173

Salt River Project Agricultural Improvement & Power District 5.000%, 01/01/28	2,625,000	2,848,925

Total Arizona		15,348,969
California - 12.6%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	990,954
5.000%, 02/01/30	1,630,000	1,671,054
5.000%, 02/01/31	900,000	920,599
5.000%, 02/01/32	1,855,000	1,892,628

California State Public Works Board, Series A
5.000%, 02/01/30	3,500,000	3,871,428
5.000%, 02/01/31	3,500,000	3,889,145
5.000%, 02/01/32	3,500,000	3,900,526
5.000%, 08/01/33	5,000,000	5,517,370
5.000%, 08/01/34	2,750,000	3,000,326
5.000%, 08/01/35	2,500,000	2,705,562

California State Public Works Board, Series C
5.000%, 08/01/30	2,785,000	3,093,010
5.000%, 08/01/31	2,560,000	2,851,974
5.000%, 08/01/32	2,750,000	3,052,942
5.000%, 08/01/33	3,000,000	3,310,422

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	10,515,000	11,094,177
Los Angeles County Public Works Financing Authority, Series G
5.000%, 12/01/30	1,750,000	1,961,258
5.000%, 12/01/31	1,500,000	1,686,450
5.000%, 12/01/32	1,875,000	2,094,357

Los Angeles Unified School District, Series A 5.000%, 07/01/28	5,000,000	5,467,671
San Francisco City & County Airport Commission, San Francisco International Airport, Series A
5.000%, 05/01/32	3,000,000	3,137,945
5.000%, 05/01/34	5,010,000	5,118,785
5.000%, 05/01/35	5,800,000	5,916,126

	Principal Amount	Value

State of California
5.000%, 08/01/29	$7,235,000	$7,704,284
5.000%, 09/01/29	5,075,000	5,410,830
5.000%, 11/01/29	6,720,000	7,457,642
5.000%, 11/01/30	11,575,000	12,956,503
5.000%, 09/01/31	8,000,000	8,974,657
5.000%, 04/01/32	5,000,000	5,611,299

University of California, Series BM
5.000%, 05/15/31 [1]	2,000,000	2,200,518
5.000%, 05/15/32 [1]	5,000,000	5,506,723

University of California, Series S
5.000%, 05/15/36	3,000,000	3,290,401
5.000%, 05/15/37	3,000,000	3,264,767
5.000%, 05/15/38	3,000,000	3,245,680

Total California		142,768,013
Colorado - 0.4%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,304,076
Connecticut - 4.3%
Connecticut State Health & Educational Facilities Authority
5.000%, 07/01/31	6,205,000	6,513,288
5.000%, 07/01/33	2,750,000	2,828,062
5.000%, 07/01/34	3,100,000	3,173,728

State of Connecticut Special Tax Revenue 5.000%, 05/01/28	3,000,000	3,235,358
State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/30	10,180,000	10,920,611
State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	7,931,158
State of Connecticut Special Tax Revenue, Series C
5.000%, 01/01/28	1,000,000	1,074,316
5.000%, 01/01/29	1,000,000	1,086,439
5.000%, 01/01/30	1,000,000	1,097,250
5.000%, 01/01/31	1,000,000	1,104,621
5.000%, 01/01/32	1,000,000	1,106,477

State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	8,366,937

Total Connecticut		48,438,245
Delaware - 0.3%
Delaware River & Bay Authority
5.000%, 01/01/31 [1]	1,000,000	1,102,335
5.000%, 01/01/32 [1]	1,040,000	1,151,391
5.000%, 01/01/33 [1]	1,100,000	1,194,737

Total Delaware		3,448,463
District of Columbia - 3.8%
District of Columbia, Series A 5.000%, 06/01/30	6,020,000	6,324,063
District of Columbia, Series B
5.000%, 10/01/28	7,100,000	7,781,517
5.000%, 06/01/31	10,080,000	10,788,164

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
District of Columbia - 3.8% (continued)

District of Columbia, Series C
5.000%, 12/01/33	$5,000,000	$5,573,194
5.000%, 12/01/34	6,000,000	6,601,398

Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	5,475,000	5,862,425

Total District of Columbia		42,930,761
Florida - 4.7%
Central Florida Expressway Authority 5.000%, 07/01/28	4,460,000	4,843,037
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	5,918,994
Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	9,411,556
Florida's Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	7,477,713
Lee Memorial Health System, Series A 5.000%, 04/01/34	5,645,000	5,799,770
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	4,630,268
State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	9,304,777
State of Florida, Series C 5.000%, 06/01/31	5,375,000	6,051,614

Total Florida		53,437,729
Georgia - 1.5%
Private Colleges & Universities Authority, Series A 5.000%, 09/01/32	5,000,000	5,668,046
Private Colleges & Universities Authority, Series B 5.000%, 09/01/30	10,365,000	11,587,521

Total Georgia		17,255,567
Illinois - 7.5%
Chicago O'Hare International Airport, Series A 5.000%, 01/01/35	5,010,000	5,275,910
Chicago O'Hare International Airport, Series B 5.000%, 01/01/28	5,670,000	5,855,568
Chicago O'Hare International Airport, Senior Lien, Series A
5.000%, 01/01/36	10,000,000	10,132,921
5.000%, 01/01/38	5,500,000	5,547,516

Illinois Finance Authority
5.000%, 01/01/29	2,310,000	2,521,875
5.000%, 07/01/29	8,755,000	9,612,488

Illinois Finance Authority, Series A 4.000%, 08/15/37	5,910,000	5,413,959
	Principal Amount	Value

Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	$11,000,000	$11,560,233
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,735,000	10,130,426
Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,110,000	10,930,222
State of Illinois, Series A 5.250%, 03/01/37	8,500,000	8,556,030

Total Illinois		85,537,148
Indiana - 1.9%
Indiana Finance Authority 5.000%, 02/01/34	5,815,000	6,406,927
Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,513,705
Indiana Finance Authority, Series S
5.000%, 10/01/28	1,000,000	1,088,033
5.000%, 10/01/29	3,555,000	3,907,215

Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	5,247,262

Total Indiana		22,163,142
Iowa - 1.4%
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	16,176,561
Kentucky - 0.5%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,505,000	5,657,939
Maine - 0.8%
Maine Turnpike Authority
5.000%, 07/01/28	1,955,000	2,123,965
5.000%, 07/01/29	1,600,000	1,758,734
5.000%, 07/01/30	1,390,000	1,540,719
5.000%, 07/01/31	1,500,000	1,669,199
5.000%, 07/01/32	1,390,000	1,552,188

Total Maine		8,644,805
Maryland - 7.2%
Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	6,917,140
State of Maryland Department of Transportation, Series 2022B
5.000%, 12/01/27 [1]	2,500,000	2,695,130
5.000%, 12/01/28 [1]	2,305,000	2,515,551
5.000%, 12/01/29 [1]	2,250,000	2,475,507

State of Maryland, Department of Transportation
5.000%, 10/01/28	12,365,000	13,190,266
5.000%, 09/01/29	12,205,000	13,134,862

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Maryland - 7.2% (continued)

State of Maryland, Series C
4.000%, 03/01/28	$9,500,000	$9,855,726
4.000%, 03/01/29	9,245,000	9,615,978

State of Maryland, Series D
4.000%, 08/01/28	8,000,000	8,318,576
4.000%, 08/01/29	6,500,000	6,774,101

State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	6,606,350

Total Maryland		82,099,187
Michigan - 3.0%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	11,450,000	11,817,373
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	5,962,384
State of Michigan 5.000%, 03/15/27	10,000,000	10,698,787
Wayne County Airport Authority, Series A
5.000%, 12/01/37	2,285,000	2,383,739
5.000%, 12/01/38	1,405,000	1,461,816
5.000%, 12/01/39	1,800,000	1,868,894

Total Michigan		34,192,993
New Jersey - 4.9%
New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	4,282,214
New Jersey State Turnpike Authority Revenue, Series D 5.000%, 01/01/28	6,000,000	6,268,004
New Jersey Transportation Trust Fund Authority 4.000%, 06/15/37	3,000,000	2,675,381
New Jersey Transportation Trust Fund Authority, Series S
5.000%, 06/15/30	6,255,000	6,546,231
5.000%, 06/15/31	7,615,000	7,937,305
5.000%, 06/15/32	5,750,000	5,942,819
5.000%, 06/15/33	6,000,000	6,147,997

South Jersey Transportation Authority
5.000%, 11/01/39	1,150,000	1,179,718
5.000%, 11/01/41	2,500,000	2,550,558

State of New Jersey 5.000%, 06/01/29	11,500,000	12,450,512

Total New Jersey		55,980,739
New Mexico - 1.2%
New Mexico Finance Authority, Series A
5.000%, 06/15/28	4,470,000	4,868,251
5.000%, 06/15/30	7,500,000	8,321,032

Total New Mexico		13,189,283
	Principal Amount	Value
New York - 17.0%
City of New York 5.000%, 08/01/34	$3,250,000	$3,476,081
City of New York NY, Series B 5.000%, 08/01/32	3,000,000	3,309,475
City of New York, Series C 5.000%, 08/01/33	1,500,000	1,614,555
City of New York, Series L 5.000%, 04/01/33	6,500,000	7,043,247
Long Island Power Authority 5.000%, 09/01/35	5,030,000	5,283,560
Long Island Power Authority, Series A
5.000%, 09/01/30	2,275,000	2,526,601
5.000%, 09/01/31	3,935,000	4,385,596

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	14,225,000	14,728,939
Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/28	4,760,000	4,860,389
New York City Transitional Finance Authority Building Aid Revenue, Series S 5.000%, 07/15/32	10,835,000	11,871,213
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Sub-Series S-3A 5.000%, 07/15/31	5,080,000	5,490,926
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/31	2,500,000	2,751,680
5.000%, 11/01/32	4,000,000	4,369,740

New York City Transitional Finance Authority Future Tax Secured Revenue, Series E 5.000%, 02/01/37	7,000,000	7,364,309
New York City Transitional Finance Authority Future Tax Secured Revenue, Series F
5.000%, 02/01/36	1,000,000	1,063,368
5.000%, 02/01/39	4,000,000	4,195,764

New York State Dormitory Authority, Series A
5.000%, 12/15/27	5,640,000	5,658,795
5.000%, 03/15/31	7,670,000	8,248,589
5.000%, 03/15/32	8,000,000	8,679,400
5.000%, 03/15/33	3,200,000	3,482,587

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	8,759,517
New York State Dormitory Authority, Series S 4.000%, 05/01/39	2,000,000	1,811,010
New York State Urban Development Corp. 5.000%, 03/15/32	12,000,000	13,079,023
New York Transportation Development Corp, Series P 5.000%, 12/01/36	10,000,000	9,739,106

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New York - 17.0% (continued)

New York Transportation Development Corp.
4.000%, 10/31/41	$1,250,000	$1,029,547
4.000%, 10/31/46	1,500,000	1,177,412
5.000%, 12/01/30	1,000,000	1,042,822
5.000%, 12/01/31	1,100,000	1,132,756
5.000%, 12/01/32	1,450,000	1,483,489
5.000%, 12/01/33	1,000,000	1,015,375

Port Authority of New York & New Jersey 5.000%, 07/15/32	6,545,000	6,861,197
Triborough Bridge & Tunnel Authority
5.000%, 05/15/30	10,000,000	11,009,911
5.000%, 05/15/31	10,000,000	11,058,318
5.000%, 05/15/32	5,000,000	5,554,311

Utility Debt Securitization Authority, Series TE 5.000%, 06/15/31	6,800,000	7,417,526

Total New York		192,576,134
North Carolina - 0.9%
North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	10,000,000	10,737,737
Ohio - 0.5%
Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	5,323,302
Oregon - 1.8%
Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	10,414,432
Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	9,602,822

Total Oregon		20,017,254
Pennsylvania - 2.4%
Allegheny County Airport Authority, Series A
5.000%, 01/01/31	1,350,000	1,412,485
5.000%, 01/01/32	2,215,000	2,297,731

Allegheny County Hospital Development Authority, University Pittsburgh Medical Center 5.000%, 07/15/31	5,530,000	5,757,293
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,247,183
Hospitals & Higher Education Facilities Authority of Philadelphia
4.000%, 07/01/38	2,500,000	2,226,520
4.000%, 07/01/39	2,000,000	1,769,650

Pennsylvania Turnpike Commission, Series A 5.000%, 12/01/33	5,000,000	5,484,102

Total Pennsylvania		27,194,964
Texas - 6.3%
City of Corpus Christi TX Utility System Revenue, Junior Lien 5.000%, 07/15/29	3,125,000	3,389,727
	Principal Amount	Value

City of Houston TX Airport System Revenue, Series A
4.000%, 07/01/35	$1,100,000	$1,010,144
4.000%, 07/01/36	1,100,000	1,004,698
5.000%, 07/01/34	2,835,000	2,911,130

City of San Antonio TX Electric & Gas Systems Revenue, Series A
5.000%, 02/01/37	3,010,000	3,194,835
5.000%, 02/01/38	2,985,000	3,154,016

Dallas Area Rapid Transit, Senior Lien 5.250%, 12/01/28	8,865,000	9,806,778
Dallas Fort Worth International Airport, Series A
5.000%, 11/01/30	2,000,000	2,191,179
5.000%, 11/01/31	3,265,000	3,560,463

Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	3,896,439
North Texas Municipal Water District Water System Revenue, Refunding and Improvement 5.000%, 09/01/29	7,350,000	7,749,345
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	2,000,000	2,083,260
5.000%, 01/01/32	3,010,000	3,153,391

North Texas Tollway Authority, Series A 5.250%, 01/01/38 [1]	4,500,000	4,820,003
State of Texas, Series F 5.000%, 10/01/29	5,000,000	5,239,732
Texas Private Activity Bond Surface Transportation Corp.
4.000%, 12/31/37	5,000,000	4,344,648
4.000%, 12/31/38	3,735,000	3,211,598

Texas Water Development Board 5.000%, 08/01/38	5,860,000	6,348,464

Total Texas		71,069,850
Utah - 1.9%
Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	5,771,099
Salt Lake City Corp. Airport Revenue, Series A
5.000%, 07/01/29	3,450,000	3,592,282
5.000%, 07/01/30	6,585,000	6,828,855

University of Utah/The, Series B 5.000%, 08/01/37	5,000,000	5,377,261

Total Utah		21,569,497
Virginia - 1.5%
Hampton Roads Transportation Accountability Commission, Series A 5.000%, 07/01/26	11,480,000	12,125,171
Virginia Small Business Financing Authority
4.000%, 01/01/37	3,000,000	2,679,728
4.000%, 01/01/38	3,000,000	2,648,237

Total Virginia		17,453,136

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Washington - 2.4%
Port of Seattle 5.000%, 08/01/31	$5,000,000	$5,236,967
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	7,775,584
State of Washington, Series R-2015C 5.000%, 07/01/28	10,280,000	10,665,324
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,249,775

Total Washington		26,927,650
West Virginia - 1.2%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/35	3,745,000	3,716,601
West Virginia Parkways Authority
5.000%, 06/01/37	1,750,000	1,895,519
5.000%, 06/01/38	2,000,000	2,157,711
5.000%, 06/01/39	5,150,000	5,486,621

Total West Virginia		13,256,452
Wisconsin - 3.2%
State of Wisconsin
5.000%, 05/01/29	3,500,000	3,837,853
5.000%, 05/01/30	2,390,000	2,642,394
5.000%, 05/01/31	2,700,000	2,982,678
	Principal Amount	Value

State of Wisconsin, Series A 5.000%, 05/01/31	$5,000,000	$5,185,984
Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	20,405,000	21,837,994

Total Wisconsin		36,486,903

Total Municipal Bonds (Cost $1,215,713,574)		1,102,313,375
Short-Term Investments - 3.9%
Repurchase Agreements - 3.9%
Fixed Income Clearing Corp., dated 09/30/2022 due 10/03/2022, 2.900% total to be received $44,619,781 (collateralized by a U.S. Treasury, 1.500%, 11/30/28, totaling $45,501,265)	44,609,000	44,609,000

Total Short-Term Investments (Cost $44,609,000)		44,609,000
Total Investments - 101.0% (Cost $1,260,322,574)		1,146,922,375
Other Assets, less Liabilities - (1.0)%		(11,587,078)
Net Assets - 100.0%		$1,135,335,297

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2022, amounted to $23,661,895, or 2.1% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,102,313,375	—	$1,102,313,375
Short-Term Investments
Repurchase Agreements	—	44,609,000	—	44,609,000
Total Investments in Securities	—	$1,146,922,375	—	$1,146,922,375

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.